Commitments and Contingencies - Future minimum rental payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Future minimum rental payments required under the leases
Operating leases, 2021	$ 258,225
Operating leases, 2022	280,977
Operating leases, 2023	270,112
Operating leases, 2024	276,780
Operating leases, 2025	264,928
Operating leases, 2026 and thereafter	549,488
Total minimum payments required	1,900,510
Less: imputed interest costs	(363,694)
Present value of net minimum lease payments(2)	$ 1,536,816
Weighted-average imputed interest rate	6.29%
Weighted-average remaining lease term	6 years 10 months 24 days
Current lease liability with related party	$ 59,216,485
Current lease liability with other parties	166,354	$ 44,654
Noncurrent lease liability	1,370,462	103,524
Supplemental Consolidated Statement of Cash Flow
Cash paid for amounts included in the measurement of operating lease liabilities	96,104	37,668
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	1,441,486	$ 160,948
Equilibrium
Future minimum rental payments required under the leases
Finance Lease, 2021	59,446,868
Finance Lease, total minimum payments required	59,446,868
Finance Lease, Less: imputed interest costs	(230,383)
Finance Lease, present value of net minimum lease payments	$ 59,216,485
Finance Lease, weighted-average imputed interest rate	4.72%
Finance Lease,weighted-average remaining lease term	2 months 12 days